T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 1.5%			Corporate Bonds 6.0%
			AES Gener, VR,
Convertible Bonds 0.3%			7.125%, 3/26/79 (USD) (1)(2)	200,000	205
MercadoLibre,			Celulosa Arauco y Constitucion,
2.00%, 8/15/28 (USD)	30,000	76	4.20%, 1/29/30 (USD) (1)	200,000	212
		76	Celulosa Arauco y Constitucion,
			5.50%, 4/30/49 (USD) (1)	200,000	221
Corporate Bonds 1.2%			Empresa Nacional de
Telecom Argentina,			Telecomunicaciones,
8.50%, 8/6/25 (USD) (1)	14,000	12	4.75%, 8/1/26 (USD)	200,000	220
YPF,			Enel Americas,
8.50%, 3/23/21 (USD)	360,000	339	4.00%, 10/25/26 (USD)	330,000	361
			Enel Chile,
		351	4.875%, 6/12/28 (USD)	215,000	255
Total Argentina			VTR Finance,
(Cost $371)		427	6.375%, 7/15/28 (USD) (1)	205,000	215

					1,689
BRAZIL 5.5%			Total Chile
			(Cost $1,715)		1,895
Corporate Bonds 5.5%

Banco BTG Pactual, VR,			CHINA 12.4%
7.75%, 2/15/29 (USD) (1)(2)	200,000	205
Banco do Brasil, VR,
9.00% (USD) (2)(3)	200,000	216	Convertible Bonds 0.2%
Braskem Finance,			Huazhu Group,
7.375% (USD) (3)	199,000	200	3.00%, 5/1/26 (USD) (1)	50,000	62

Cosan Overseas,					62
8.25% (USD) (3)	100,000	103
Embraer Netherlands Finance,			Corporate Bonds 12.2%
6.95%, 1/17/28 (USD) (1)	200,000	203	21Vianet Group,
Globo Comunicacao e			7.875%, 10/15/21 (USD)	200,000	205
Participacoes,			Agile Group Holdings,
5.125%, 3/31/27 (USD)	400,000	406	5.75%, 1/2/25 (USD)	200,000	198
Petrobras Global Finance,			Bright Scholar Education Holdings,
6.75%, 6/3/50 (USD)	215,000	233	7.45%, 7/31/22 (USD)	250,000	257
Total Brazil			China Oil & Gas Group,
(Cost $1,557)		1,566	5.50%, 1/25/23 (USD)	300,000	309
			Country Garden Holdings,

CHILE 6.7%			8.00%, 1/27/24 (USD)	200,000	217
			Golden Eagle Retail Group,
			4.625%, 5/21/23 (USD)	200,000	199
Convertible Bonds 0.7%			Health & Happiness H&H
Liberty Latin America,			International Holdings,
2.00%, 7/15/24 (USD)	250,000	206	5.625%, 10/24/24 (USD)	400,000	411
			Kaisa Group Holdings,
		206	11.25%, 4/9/22 (USD)	250,000	256
			Lenovo Group,
			5.875%, 4/24/25 (USD)	330,000	356

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Shimao Group Holdings,			HONG KONG 1.2%
5.60%, 7/15/26 (USD)	300,000	328
Times China Holdings,			Corporate Bonds 1.2%
6.20%, 3/22/26 (USD)	330,000	326
Tingyi Cayman Islands Holding,			Metropolitan Light,
1.625%, 9/24/25 (USD)	200,000	199	5.50%, 11/21/22 (USD)	165,000	169
			Metropolitan Light,
Yanlord Land HK,			5.50%, 11/21/22 (USD) (1)	176,000	180
6.75%, 4/23/23 (USD)	200,000	207
			Total Hong Kong
		3,468	(Cost $344)		349
Total China
(Cost $3,443)		3,530	INDIA 9.4%

COLOMBIA 4.9%			Corporate Bonds 8.5%
			ABJA Investment,
Corporate Bonds 4.9%			5.95%, 7/31/24 (USD)	200,000	206
Banco de Bogota,			Adani Electricity Mumbai,
4.375%, 8/3/27 (USD) (1)	200,000	210	3.949%, 2/12/30 (USD) (1)	320,000	314
Banco de Bogota,			Adani Ports & Special Economic
6.25%, 5/12/26 (USD)	200,000	217	Zone,
Bancolombia, VR,			4.375%, 7/3/29 (USD)	200,000	202
4.625%, 12/18/29 (USD) (2)	200,000	195	Adani Transmission,
Colombia Telecomunicaciones,			4.25%, 5/21/36 (USD)	298,500	299
4.95%, 7/17/30 (USD) (1)	240,000	250	Greenko Dutch,
Grupo Aval,			4.875%, 7/24/22 (USD)	200,000	201
4.375%, 2/4/30 (USD)	300,000	290	HPCL-Mittal Energy,
Grupo Energia Bogota ESP,			5.25%, 4/28/27 (USD)	230,000	233
4.875%, 5/15/30 (USD) (1)	200,000	224	ICICI Bank,
			3.80%, 12/14/27 (USD)	250,000	260
Total Colombia			Neerg Energy,
(Cost $1,328)		1,386	6.00%, 2/13/22 (USD)	200,000	200
			Network i2i, VR,
CONGO 1.3%			5.65% (USD) (2)(3)	300,000	301
			Tata Motors,
Corporate Bonds 1.3%			5.875%, 5/20/25 (USD)	200,000	205

HTA Group,					2,421
7.00%, 12/18/25 (USD) (1)	360,000	378

Total Congo			Government Bonds 0.9%
(Cost $358)		378	Export-Import Bank of India,
			3.25%, 1/15/30 (USD)	250,000	253

EGYPT 1.5%					253
			Total India
Government Bonds 1.5%			(Cost $2,590)		2,674
Arab Republic of Egypt,
5.875%, 6/11/25 (USD)	400,000	411

Total Egypt
(Cost $418)		411

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

INDONESIA 3.3%			Total Kuwait
			(Cost $790)		838
Corporate Bonds 3.3%
Adaro Indonesia,			MACAO 1.7%
4.25%, 10/31/24 (USD)	300,000	293
Indonesia Asahan Aluminium			Corporate Bonds 1.7%
Persero,
5.45%, 5/15/30 (USD) (1)	200,000	230	MGM China Holdings,
Listrindo Capital,			5.375%, 5/15/24 (USD) (1)	200,000	207
4.95%, 9/14/26 (USD)	200,000	207	Wynn Macau,
Tower Bersama Infrastructure,			5.625%, 8/26/28 (USD) (1)	275,000	267
4.25%, 1/21/25 (USD)	200,000	201	Total Macao
Total Indonesia			(Cost $451)		474
(Cost $831)		931
			MALAYSIA 2.3%
ISRAEL 3.8%
			Corporate Bonds 2.3%
Corporate Bonds 3.8%			Axiata Spv5 Labuan,
ICL Group ,			3.064%, 8/19/50 (USD)	250,000	238
6.375%, 5/31/38 (USD) (1)	355,000	452	Gohl Capital,
Leviathan Bond,			4.25%, 1/24/27 (USD)	200,000	200
6.125%, 6/30/25 (USD) (1)	250,000	257	TNB Global Ventures Capital,
Teva Pharmaceutical Finance			3.244%, 10/19/26 (USD)	200,000	215
Netherlands III,			Total Malaysia
7.125%, 1/31/25 (USD)	360,000	378	(Cost $666)		653
Total Israel
(Cost $990)		1,087	MEXICO 8.3%

JAMAICA 0.5%			Corporate Bonds 7.9%
			Axtel,
Corporate Bonds 0.5%			6.375%, 11/14/24 (USD) (1)	255,000	266
Digicel International Finance,			Banco Santander Mexico, VR,
8.00%, 12/31/26 (USD) (1)	38,670	30	8.50% (USD) (2)(3)	225,000	232
Digicel International Finance,			BBVA Bancomer, VR,
8.75%, 5/25/24 (USD) (1)	96,867	98	5.35%, 11/12/29 (USD) (2)	200,000	199
			BBVA Bancomer, VR,
Total Jamaica			5.875%, 9/13/34 (USD) (1)(2)	300,000	305
(Cost $119)		128	Cemex,
			6.125%, 5/5/25 (USD)	300,000	310
KUWAIT 3.0%			Cometa Energia,
			6.375%, 4/24/35 (USD) (1)	285,000	313
Corporate Bonds 3.0%			Controladora Mabe,
Equate Petrochemical,			5.60%, 10/23/28 (USD) (1)	350,000	392
4.25%, 11/3/26 (USD)	200,000	210	Infraestructura Energetica Nova,
Kuwait Projects,			4.75%, 1/15/51 (USD) (1)	250,000	235
4.229%, 10/29/26 (USD)	400,000	394			2,252
MEGlobal Canada,
5.875%, 5/18/30 (USD) (1)	200,000	234

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Government Bonds 0.4%			PERU 1.2%

Petroleos Mexicanos,			Corporate Bonds 1.2%
6.50%, 3/13/27 (USD)	125,000	117
			Hudbay Minerals,
		117	6.125%, 4/1/29 (USD) (1)	89,000	88
Total Mexico			Hudbay Minerals,
(Cost $2,212)		2,369	7.25%, 1/15/23 (USD) (1)	45,000	46
			Nexa Resources,
			5.375%, 5/4/27 (USD)	200,000	208
MOROCCO 0.7%
			Total Peru

Corporate Bonds 0.7%			(Cost $350)		342
Vivo Energy Investments,
5.125%, 9/24/27 (USD) (1)	200,000	203	PHILIPPINES 5.8%

Total Morocco			Corporate Bonds 5.8%
(Cost $200)		203
			AC Energy Finance International,
			5.65% (USD) (3)	200,000	205
OMAN 1.5%			FPC Resources,
			4.375%, 9/11/27 (USD)	200,000	203
Corporate Bonds 1.5%			Globe Telecom,
OmGrid Funding,			2.50%, 7/23/30 (USD)	400,000	387
5.196%, 5/16/27 (USD)	250,000	229	ICTSI Treasury,
Oztel Holdings,			5.875%, 9/17/25 (USD)	300,000	332
5.625%, 10/24/23 (USD)	200,000	201	Manila Water,

Total Oman			4.375%, 7/30/30 (USD)	300,000	293
(Cost $454)		430	SM Investments,
			4.875%, 6/10/24 (USD)	200,000	212

PANAMA 1.5%			Total Philippines
			(Cost $1,616)		1,632

Corporate Bonds 1.5%
C&W Senior Financing,			RUSSIA 0.8%
7.50%, 10/15/26 (USD) (1)	400,000	420
			Corporate Bonds 0.8%
Total Panama
(Cost $396)		420	GTLK Europe Capital,
			5.95%, 4/17/25 (USD)	200,000	215

PARAGUAY 0.7%			Total Russia
			(Cost $217)		215

Corporate Bonds 0.7%
Telefonica Celular del Paraguay,			SAUDI ARABIA 0.8%
5.875%, 4/15/27 (USD) (1)	200,000	210
			Government Bonds 0.8%
Total Paraguay
(Cost $201)		210	Saudi Arabian Oil,
			4.25%, 4/16/39 (USD) (1)	200,000	231

			Total Saudi Arabia
			(Cost $198)		231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SOUTH KOREA 0.8%			UNITED ARAB EMIRATES 3.8%

Corporate Bonds 0.8%			Corporate Bonds 3.8%
Shinhan Bank,			Acwa Power Management &
4.50%, 3/26/28 (USD)	200,000	230	Investments One,
			5.95%, 12/15/39 (USD)	200,000	228

(Cost Total South $221) Korea		230	Emirates Airline,
			4.50%, 2/6/25 (USD)	167,138	168
			Emirates NBD Bank, VR,
THAILAND 3.4%			6.125% (USD) (2)(3)	400,000	414
			Ruwais Power,
Corporate Bonds 3.4%			6.00%, 8/31/36 (USD)	200,000	264

Bangkok Bank, VR,			Total United Arab Emirates
3.733%, 9/25/34 (USD) (1)(2)	400,000	393	(Cost $1,033)		1,074
Indorama Ventures Global Services,
4.375%, 9/12/24 (USD)	200,000	201
Kasikornbank PCL, VR,			UNITED KINGDOM 0.0%
3.343%, 10/2/31 (USD) (2)	200,000	197
Thaioil Treasury Center,			Common Stocks 0.0%
3.50%, 10/17/49 (USD) (1)	200,000	182	Mriya Farming (4)(5)	166	—

Total Thailand					—
(Cost $980)		973
			Corporate Bonds 0.0%

TURKEY 2.8%			Mriya Farming, EC,
			0.50%, 12/31/25 (USD) (1)(4)(5)	70,000	1

Corporate Bonds 2.8%					1
Akbank,			Total United Kingdom
5.00%, 10/24/22 (USD)	200,000	196	(Cost $—)		1
Turk Telekomunikasyon,
6.875%, 2/28/25 (USD) (1)	200,000	205
Turkiye Garanti Bankasi,			UNITED STATES 2.4%
5.875%, 3/16/23 (USD)	200,000	199
Turkiye Sise Ve Cam Fabrikalari,			Corporate Bonds 2.4%
6.95%, 3/14/26 (USD)	200,000	204	Hyundai Capital America,

Total Turkey			5.875%, 4/7/25 (1)	250,000	291
(Cost $800)		804	Kosmos Energy,
			7.125%, 4/4/26	200,000	176
			LCPR Senior Secured Financing,
UKRAINE 1.6%			6.75%, 10/15/27 (1)	200,000	208

			Total United States
Corporate Bonds 1.6%			(Cost $667)		675
Kernel Holding,
8.75%, 1/31/22 (USD)	200,000	207
VF Ukraine PAT via VFU Funding,			VIETNAM 0.9%
6.20%, 2/11/25 (USD) (1)	250,000	251
			Corporate Bonds 0.9%
Total Ukraine
(Cost $450)		458	Mong Duong Finance Holdings,
			5.125%, 5/7/29 (USD) (1)	250,000	256

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Total Vietnam
(Cost $258)		256
			Total Investments in Securities 103.4%

SHORT-TERM INVESTMENTS 7.4%			(Cost $28,313)	$29,339
			Other Assets Less Liabilities (3.4)%	(958)
MONEY MARKET FUNDS 7.2%			Net Assets 100%	$28,381

T. Rowe Price Government Reserve
Fund, 0.09% (6)(7)	2,043,974	2,044

Total Money Market Funds
(Cost $2,044)		2,044

U. S. GOVERNMENT OBLIGATIONS 0.2%

U. S. Treasury Notes,
2.50%, 1/31/21 (8)	45,000	45

Total U. S. Government Obligations
(Cost $45)		45

Total Short-Term Investments
(Cost $2,089)		2,089

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,162 and represents 32.3% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Level 3 in fair value hierarchy.
(5)	Non-income producing
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain (Loss)
JPMorgan Chase	11/20/20	USD	37 EUR	31	$—
JPMorgan Chase	11/20/20	EUR	31 USD	37	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$ —

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1 U. S. Treasury Long Bond contracts	12/20	(176)	$(1)
Short, 8 U. S. Treasury Notes ten year contracts	12/20	(1,116)	—
Long, 1 Ultra U. S. Treasury Bonds contracts	12/20	222	(2)
Net payments (receipts) of variation margin to date			4
Variation margin receivable (payable) on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$6	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$137	¤	¤	$2,044	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,044.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ —	$ —	$ —
Fixed Income Securities[1]	—	1,356	—	1,356
Corporate Bonds	—	25,893	1	25,894
Short-Term Investments	2,044	45	—	2,089
Total Securities	2,044	27,294	1	29,339
Forward Currency Exchange Contracts	—	—	—	—
Futures Contracts	1	—	—	1
Total	$2,045	$ 27,294	$ 1	$ 29,340
Liabilities
Forward Currency Exchange Contracts	$—	$ —	$ —	$ —

[1] Includes Convertible Bonds, Government Bonds.